Investment securities - Schedule of All Securities and Other Financial Assets by Contractual Maturity (Details) - Principal - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IFRS Statement [Line Items]
Investment securities	$ 1,189,325	$ 1,011,368
Due within 1 year
IFRS Statement [Line Items]
Investment securities	253,203	157,376
After 1 to 5 years
IFRS Statement [Line Items]
Investment securities	907,612	824,836
After 5 to 10 years
IFRS Statement [Line Items]
Investment securities	28,510	29,156
At amortized cost
IFRS Statement [Line Items]
Investment securities	1,090,577	999,544
At amortized cost | Due within 1 year
IFRS Statement [Line Items]
Investment securities	223,174	157,376
At amortized cost | After 1 to 5 years
IFRS Statement [Line Items]
Investment securities	838,893	813,012
At amortized cost | After 5 to 10 years
IFRS Statement [Line Items]
Investment securities	28,510	29,156
FVOCI
IFRS Statement [Line Items]
Investment securities	98,748	11,824
FVOCI | Due within 1 year
IFRS Statement [Line Items]
Investment securities	30,029	0
FVOCI | After 1 to 5 years
IFRS Statement [Line Items]
Investment securities	68,719	11,824
FVOCI | After 5 to 10 years
IFRS Statement [Line Items]
Investment securities	$ 0	$ 0